Purchase Receivables	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Purchase Receivables

10. Purchase Receivables

In September, October and November 2020, Seaport Group Enterprises LLC and CapCall entered into a revenue based factoring agreement and received an aggregate of $1,000,000 in exchange for $1,300,000 of future receipts relating to monies collected from customers or other third-party payors. Under the terms of the agreement, the Company is required to make payments of $21,500, $13,000 and $8,995. As of December 31, 2020 the balance was $820,515.

In November 2020, Seaport Group Enterprises LLC and Fox Capital entered into a revenue based factoring agreement and received an aggregate of $475,000 in exchange for $607,500 of future receipts relating to monies collected from customers or other third-party payors. Under the terms of the agreement, the Company is required to make daily payments to $4,050. As of December 31, 2020 the balance was $538,650.

The following table presents a summary of the Company’s purchase receivables with unrelated third parties as of December 31, 2020:

Vendor	Amount	Issuance Date	Balance
Cap Call	$1,000,000	3 loans 2020	$820,515
Fox Capital	607,500	12/1/20	538,650

	$1,607,500		$1,359,165

As of December 31, 2020, the Company had a total of $1,359,165 of purchase receivables.